Classification of Financial Instruments - Schedule of Accounting Classification of Class of Financial Liabilities, Together with their Carrying Values and Market Values (Detail) - GBP (£)
£ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Financial liabilities	£ (2,043)	£ (2,061)
Total market value	(2,095)	(2,063)
Derivative financial instruments [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(52)	(39)
Total market value	(52)	(39)
Trade payables [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(340)	(358)
Total market value	(340)	(358)
Bank loans and overdrafts [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(3)	(3)
Total market value	(3)	(3)
Borrowings [member] | In less than one year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(251)	(89)
Total market value	(249)	(89)
Borrowings [member] | More than 12 months past due date [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(1,397)	(1,572)
Total market value	(1,451)	(1,574)
Financial liabilities derivatives in hedging relationship [member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(22)	(32)
Financial liabilities derivatives in hedging relationship [member] | Derivative financial instruments [member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(22)	(32)
Other Financial Liability [member] | Financial liabilities at amortised cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(1,991)
Other Financial Liability [member] | Financial liabilities at amortised cost [member] | In less than one year [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(251)
Other Financial Liability [member] | Financial liabilities at amortised cost [member] | More than 12 months past due date [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(1,397)
Other Financial Liability [member] | Trade payables [member] | Financial liabilities at amortised cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(340)
Other Financial Liability [member] | Bank loans and overdrafts [member] | Financial liabilities at amortised cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(3)
Financial liabilities other [member] | Financial liabilities at amortised cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(2,022)
Financial liabilities other [member] | Trade payables [member] | Financial liabilities at amortised cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(358)
Financial liabilities other [member] | Bank loans and overdrafts [member] | Financial liabilities at amortised cost [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(3)
Financial liabilities other [member] | Borrowings [member] | Financial liabilities at amortised cost [member] | In less than one year [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(89)
Financial liabilities other [member] | Borrowings [member] | Financial liabilities at amortised cost [member] | More than 12 months past due date [member]
Disclosure of financial liabilities [line items]
Financial liabilities		(1,572)
FVTPL [member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	(30)	(7)
FVTPL [member] | Derivative financial instruments [member] | Financial liabilities at fair value [member]
Disclosure of financial liabilities [line items]
Financial liabilities	£ (30)	£ (7)